Related Party Balances and Transactions (Details) - Schedule of Significant Related Party Transactions (Parentheticals)	Jun. 30, 2024
Hangzhou Zhange Culture Technology Co Ltd [Member] | Related Party [Member]
Schedule of Significant Related Party Transactions [Line Items]
Equity interest of sold percentage	6.00%